ACQUISITION OF BITECH MINING (Details Narrative) - USD ($)					3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 24, 2024	Apr. 24, 2024	Jun. 27, 2022	Mar. 31, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of shares acquired	222,222,000	222,222,000
Stock value						$ 20,000	$ 396,000	$ 245,000	$ 412,500	$ 150,000
Additional paid in capital					24,931,674		24,931,674		1,552,011	$ 780,414
Common Stock [Member]
Stock exchange of shares			485,781,168	485,781,168						485,781,168
Stock value						$ 667	$ 5,407	$ 11,917	$ 17,292	$ 1,500
Preferred Stock [Member]
Stock exchange of shares										(9,000,000)
Stock value
Series A Preferred Stock [Member]
Shares issued and outstanding percent			96.00%
Bitech Mining Corporation [Member] | Common Stock [Member]
Stock exchange of shares				94,312,250
Shares issued and outstanding percent				100.00%
Bitech Mining Corporation [Member] | Series A Preferred Stock [Member]
Number of shares acquired				94,312,250
Stock exchange of shares				9,000,000
Shares issued and outstanding percent				100.00%
Bitech Mining [Member]
Adjustment to additional paid in capital				$ 1,116,679
Additional paid in capital											$ 1,265,559
Recapitalization costs				139,880
Bitech Mining [Member] | Common Stock [Member]
Stock value				20,241
Bitech Mining [Member] | Preferred Stock [Member]
Stock value				$ 9,000							9,000
Decrease in addiitional paid in capital											$ 9,000